UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stieven Capital Advisors, L.P.
           -----------------------------------
Address:   12412 Powerscourt Drive, Suite 250
           -----------------------------------
           St. Louis, MO  63131
           -----------------------------------


Form 13F File Number: 028-12969


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:    Daniel M. Ellefson
         ------------------------------------
Title:   Officer - Managing Director
         ------------------------------------
Phone:   314-779-2450
         ------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Daniel M. Ellefson             St. Louis, MO              February 13, 2013
---------------------------------  ----------------           -----------------
[Signature]                        [City, State]                      [Date]

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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               57

Form 13F Information Table Value Total:  $       176,097
                                         --------------
                                         (In Thousands)


List of Other Included Managers:  NONE


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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
AG MTG INVT TR INC            COM        001228105  1,761    75,000  SH         SOLE             75,000  0    0
ANCHOR BANCORP WA             COM        032838104  3,171   245,431  SH         SOLE            245,431  0    0
BANCORP INC DEL               COM        05969A105  3,291   300,000  SH         SOLE            300,000  0    0
BANCORPSOUTH INC              COM        059692103    151    10,400  SH         SOLE             10,400  0    0
BANK COMM HLDGS               COM        06424J103  1,278   277,789  SH         SOLE            277,789  0    0
BANK MUTUAL CORP NEW          COM        063750103    675   156,900  SH         SOLE            156,900  0    0
BANK OF AMERICA CORPORATION   COM        060505104  6,632   571,200  SH         SOLE            571,200  0    0
BANK OF MARIN BANCORP         COM        063425102  3,250    86,758  SH         SOLE             86,758  0    0
BBCN BANCORP INC              COM        073295107  1,973   170,504  SH         SOLE            170,504  0    0
BNC BANCORP                   COM        05566T101  2,888   360,545  SH         SOLE            360,545  0    0
BSB BANCORP INC MD            COM        05573H108  2,899   237,006  SH         SOLE            237,006  0    0
CAPITAL ONE FINL CORP         COM        14040H105  4,843    83,600  SH         SOLE             83,600  0    0
CAROLINA BK HLDGS INC GREENS  COM        143785103  1,079   146,810  SH         SOLE            146,810  0    0
CHARTER FINL CORP WEST PT GA  COM        16122M100  1,615   152,349  SH         SOLE            152,349  0    0
CHEVIOT FINL CORP NEW         COM        16677X105    974   104,700  SH         SOLE            104,700  0    0
CITIGROUP INC                 COM NEW    172967424  4,134   104,500  SH         SOLE            104,500  0    0
CITIZENS REPUBLIC BANCORP IN  COM NEW    174420307  5,088   268,188  SH         SOLE            268,188  0    0
COMMERCE BANCSHARES INC       COM        200525103    473    13,501  SH         SOLE             13,501  0    0
COMMUNITY WEST BANCSHARES     COM        204157101  1,330   429,082  SH         SOLE            429,082  0    0
CU BANCORP CALIF              COM        126534106  1,200   102,439  SH         SOLE            102,439  0    0
ELLINGTON FINANCIAL LLC       COM        288522303  1,175    52,300  SH         SOLE             52,300  0    0
ENTERPRISE FINL SVCS CORP     COM        293712105  1,406   107,600  SH         SOLE            107,600  0    0
EVANS BANCORP INC             COM NEW    29911Q208    855    55,144  SH         SOLE             55,144  0    0
FIDELITY SOUTHERN CORP NEW    COM        316394105  2,707   283,448  SH         SOLE            283,448  0    0
FIFTH THIRD BANCORP           COM        316773100  7,474   491,700  SH         SOLE            491,700  0    0
FIRST CMNTY BANCSHARES INC    COM        31983A103  3,046   190,751  SH         SOLE            190,751  0    0
FIRST FINL BANCORP OH         COM        320209109  3,222   220,386  SH         SOLE            220,386  0    0
FIRST MIDWEST BANCORP DEL     COM        320867104  3,271   261,300  SH         SOLE            261,300  0    0
HANMI FINL CORP               COM NEW    410495204  8,691   639,483  SH         SOLE            639,483  0    0
HERITAGE FINL CORP WASH       COM        42722X106  2,407   163,874  SH         SOLE            163,874  0    0
JPMORGAN CHASE & CO           COM        46625H100  2,818    64,100  SH         SOLE             64,100  0    0
M & T BK CORP                 *W EX12/18 55261F112  3,788   139,000  SH         SOLE            139,000  0    0
MALVERN BANCORP INC           COM        561409103    121    10,850  SH         SOLE             10,850  0    0
MERIDIAN INTERSTAT BANCORP    COM        58964Q104  2,785   165,945  SH         SOLE            165,945  0    0
NORTH VALLEY BANCORP          COM NEW    66304M204  3,895   273,520  SH         SOLE            273,520  0    0
ORIENTAL FINL GROUP INC       COM        68618W100  7,723   578,500  SH         SOLE            578,500  0    0
PACIFIC CONTINENTAL CORP      COM        69412V108  1,216   125,000  SH         SOLE            125,000  0    0
PACIFIC PREMIER BANCORP       COM        69478X105  1,208   118,000  SH         SOLE            118,000  0    0
PNC FINL SVCS GROUP INC       COM        693475105  7,732   132,600  SH         SOLE            132,600  0    0
PORTER BANCORP INC            COM        736233107    277   395,272  SH         SOLE            395,272  0    0
PREFERRED BK LOS ANGELES CA   COM NEW    740367404  5,291   372,615  SH         SOLE            372,615  0    0
REGIONS FINL CORP NEW         COM        7591EP100  4,269   598,700  SH         SOLE            598,700  0    0
RENASANT CORP                 COM        75970E107    534    27,900  SH         SOLE             27,900  0    0
RIVERVIEW BANCORP INC         COM        769397100  1,015   600,775  SH         SOLE            600,775  0    0
SIMMONS 1ST NATL CORP         CL A$1PAR  828730200    259    10,200  SH         SOLE             10,200  0    0
SOUTHWEST BANCORP INC OKLA    COM        844767103  2,546   227,352  SH         SOLE            227,352  0    0
STERLING BANCORP              COM        859158107  2,797   307,000  SH         SOLE            307,000  0    0
SUFFOLK BANCORP               COM        864739107  4,105   313,359  SH         SOLE            313,359  0    0
SYNOVUS FINL CORP             COM        87161C105  3,826 1,561,518  SH         SOLE          1,561,518  0    0
TCF FINL CORP                 COM        872275102  2,548   209,700  SH         SOLE            209,700  0    0
TFS FINL CORP                 COM        87240R107 10,228 1,063,225  SH         SOLE          1,063,225  0    0
TOWER FINANCIAL CORP          COM        891769101  2,501   210,513  SH         SOLE            210,513  0    0
WEBSTER FINL CORP CONN        COM        947890109  4,624   225,000  SH         SOLE            225,000  0    0
WELLS FARGO & CO NEW          COM        949746101  6,381   186,700  SH         SOLE            186,700  0    0
WILSHIRE BANCORP INC          COM        97186T108  2,606   444,000  SH         SOLE            444,000  0    0
WINTRUST FINANCIAL CORP       COM        97650W108  2,060    56,122  SH         SOLE             56,122  0    0
YADKIN VALLEY FINANCIAL CORP  COM        984314104  5,985 2,035,698  SH         SOLE          2,035,698  0    0


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